S000069099 [Member] Investment Objectives and Goals - WESTERN ASSET SMASh SERIES CORE COMPLETION FUND	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Western Asset SMASh Series Core Completion Fund (“SMASh Series Core Completion Fund”)
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.